Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Unrecognized Tax Benefits [Line Items]
Balance at the beginning of the year	$ 449	$ 651	$ 638
Increase (decrease) related to prior year tax positions, net	125	109	(1)
Increase related to current year tax positions	8	53	15
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(8)	(395)	(15)
Other	23	29	14
Balance at the end of the year	$ 596	$ 449	$ 651